Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000209802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000209802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000209802 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209802 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209802 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209802 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000038295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000038295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000038295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000038295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000038295 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038295 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000038295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038295 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000038295 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012165 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012165 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012165 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012165 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000012165 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000012165 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012165 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000231926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000231926 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000231926 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000231926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000231926 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000231926 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231925 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231925 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000231925 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000231925 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231925 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231927 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231927 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000231927 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000231927 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231927 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%